                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form
                             Please print or type.
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

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
 1.   Name and address of issuer:  MML Bay State Variable Life Separate Account I
                                   1295 State Street
                                   Springfield, MA 01111-0001

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 2.   Name of each series or class of funds for which this notice is filed:

      MML Bay State Variable Life Separate Account I (segment relating to Securities Act file number 33-19605)

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 3.   Investment Company Act File Number: 811-3542

      Securities Act File Number:  33-19605

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 4.   Last day of fiscal year for which this notice is filed:  December 31, 1996

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 5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
      issuer's 24f-2 declaration.   [_]

      Not Applicable
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 6.   Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

      Not Applicable
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 7.   Number and amount of securities of the same class or series which had been registered under the Securities
      Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

      Number of Securities:  0
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 8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

      Number of Securities:  0
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 9.   Number and aggregate sale price of securities sold during the fiscal year:

      Aggregate Sale Price:  $48,553,183
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 10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      Aggregate Sale Price:  $48,553,183
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 11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (See Instruction B.7):

      Aggregate Sale Price:  $0
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
 12.  Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                                                                                    $ 48,553,183
                                                                                                                     -------------

      (ii)   Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                                                                                    + 0
                                                                                                                     -------------
      (iii)  Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                                                                                    - 27,301,671
                                                                                                                     -------------

      (iv)   Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                                                                                    + 0
                                                                                                                     -------------
      (v)    Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2
             [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
                                                                                                                      21,251,512
                                                                                                                     -------------
      (vi)   Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation
             (see Instruction C.6):
                                                                                                                    x 1/3300
                                                                                                                     -------------

      (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]                                                   6,439.85
                                                                                                                     =============

 Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within
                60 days after the close of the issuer's fiscal year.  See Instruction C.3.
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 13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
      Rules of Informal and Other Procedures (17 CFR 202.3a).   [x]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

      February 28, 1997
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                                                             SIGNATURE
 This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

 By (Signature and Title)*                                 /s/ Thomas F. English
                                                           -----------------------------------------------------------------------
                                                           Thomas F. English
                                                           Vice President and Associate General Counsel


 Date February 28, 1997
      ------------------------------

                           * Please print the name and title of the signing officer below the signature.
====================================================================================================================================

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

                                    February 17, 1997

Securities and Exchange Commission
Document Control - Room 1004
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Re:  Rule 24f-2 Notice
     File No. 33-19605

Ladies & Gentlemen:

MML Bay State Variable Life Separate Account I ("Separate Account I") is a separate investment account established by MML Bay State Life Insurance Company ("MML Bay State") on June 9, 1982 by the Board of Directors of MML Bay State in accordance with the provisions of Chapter 376 of the Missouri Statutes. Under Missouri law, both Separate Account I and MML Bay State are subject to regulation by the Division of Insurance of the State of Missouri.

Separate Account I is preparing to file a Rule 24f-2 Notice (the "Notice") with the Commission pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, for the year ended December 31, 1996. As Attorney for MML Bay State, I have acted as counsel to Separate Account I. I am familiar with the action taken by the Board of Directors of MML Bay State to authorize the issuance of Separate Account I contracts and have examined such documents as I deem necessary for the purpose of this opinion.

I assume that appropriate action has been taken to register or qualify the sale of the Securities under any applicable state or federal laws regulating offerings and sales of securities and that the notice will be timely filed. I also assume that Separate Account I or its authorized agent received the authorized payment of the Securities in accordance with the terms described in Separate Account I's Registration Statement on Form S-6 (File No. 33-19605) under the Securities Act of 1933.

Securities and Exchange Commission
February 17, 1997
Page 2

Based on the foregoing I am of the opinion that the Securities were validly issued, fully paid and non-assessable.

I consent to this opinion accompanying the Notice when filed with the Commission



Sincerely,

/s/ James M. Rodolakis
James M. Rodolakis
Attorney